Stockholders' Deficit (Details Textual) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 12, 2018	Nov. 01, 2018	Oct. 30, 2018	Oct. 19, 2018	Mar. 16, 2018	Apr. 30, 2019	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 29, 2020	Jan. 31, 2020	Mar. 31, 2019	Jan. 31, 2019	Dec. 21, 2018	Dec. 07, 2018	Nov. 02, 2018	Oct. 22, 2018	Oct. 03, 2018	Sep. 25, 2018	Sep. 20, 2018	Jun. 13, 2018	May 25, 2018	May 16, 2018	May 15, 2018	May 14, 2018	May 08, 2018	May 04, 2018	Apr. 26, 2018	Apr. 17, 2018	Apr. 16, 2018	Apr. 12, 2018	Jan. 26, 2018	Jan. 24, 2018
Stockholders' Deficit (Textual)
Common stock, shares authorized (in shares)								500,000,000	500,000,000
Common stock, par value (in Dollars per share)								$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized (in shares)								2,000,000	2,000,000
Series A convertible preferred stock, par value (in dollars per share)								$ 0.001	$ 0.001
Pre Articles of Incorporation amendment authorized common stock (in shares)								125,000,000
Common stock, value								$ 206,569	$ 201,697
Periodic payment					$ 56,000
Note face amount									$ 98,903
Series A convertible preferred stock, shares outstanding (in shares)								13,602	13,602
Series A convertible preferred stock, liquidation preference (in dollars per share)								$ 25.00	$ 25.00
Series A convertible preferred stock, dividend rate (in Percent)								6.50%	6.50%
Valuation of dividends payable in shares, percent of the weighted average of common stock sales price on the last ten trading days ending on the third trading day prior to applicable dividend payment date (in Percent)								95.00%	95.00%
Amount of dividend rate increase if distribution not made within five business days following dividend payment date (in Percent)								6.50%	1.00%
Series A convertible preferred stock, dividend rate increased, if company fails to pay dividends on two consecutive dividend payment dates (in Percent)								10.00%	75.00%
Series A convertible preferred stock, increased dividend rate, if company fails to pay dividends within five days of dividend payment date (in Percent)								75.00%
Preferred stock conversion price per share (in dollars per share)								$ 12.00
Purchase of preferred stock (in shares)							93,570
Payment for the purchase and cancellation of Shares of Company Series A Convertible Preferred Stock							$ 58,000
Reversal of convertible preferred stock dividend accrual							$ 331,000	$ 221,000	$ 221,000
Share-based compensation expense								$ 2,157,385	$ 380,982	$ 89,013
Share-based compensation, option awards, granted (in shares)	13,500,000
Number of options vesting on first anniversary from grant date (in shares)						1,500,000
Number of options vesting monthly from grant date (in shares)						150,000
Share-based compensation, options granted (in shares)								6,650,000	13,750,000
Share-based compensation, options outstanding, weighted average exercise price (in dollars per share)								$ 0.1428	$ 0.1037	$ 0.1357
Options exercisable (in shares)								19,085,000
Stockholders equity, description	Vesting schedule of 36% on grant date and 4% each month to February 2020.					Also 1,500,000 options were granted with an exercise price of $0.369 and a vesting schedule of 1/3 on each of the three succeeding anniversary of the issuance of the option. 1,500,000 performance options previously granted to under a Consultant Stock Option Agreement in 2017, for services on the Scientific Advisory Board were forfeited.		If the closing sale price of the common stock is greater than 140% of the conversion price on 20 out of 30 trading days, the company may redeem the Series A Preferred Stock in whole or in part at any time through October 31, 2010, upon at least 30 days' notice, at a redemption price, payable in cash, equal to 100% of the liquidation preference of the shares to be redeemed, plus unpaid dividends thereon to, but excluding, the redemption date, subject to certain conditions. In addition, beginning November 1, 2010, the company may redeem the Series A Preferred Stock in whole or in part, upon at least 30 days' notice, at a redemption price, payable in cash, equal to 100% of the liquidation preference of the Series A Preferred Stock to be redeemed, plus unpaid dividends thereon to, but excluding, the redemption date, under certain conditions.
Warrant to purchase								225,000
Warrant exercise price	$ 0.07					$ 0.35		$ 0.06
Employee Stock Option [Member]
Stockholders' Deficit (Textual)
Share-based compensation, option awards, granted (in shares)								3,000,000
Share-based compensation, options granted (in shares)								31,400,000		14,000,000	32,000
Share-based compensation, options outstanding, weighted average exercise price (in dollars per share)								$ 0.15
Share-based compensation, options outstanding, weighted average remaining contractual term								6 years 7 months 6 days	6 years 6 months	4 years 2 months 26 days
Options outstanding aggregate intrinsic value								$ 4,731,000	$ 0
Options exercisable (in shares)								19,085,000	9,712,500
Unrecognized compensation costs related to unvested equity awards, net of estimated forfeitures								$ 1,709,000	$ 536,000
Weighted average basis over a period									1 year 6 months	2 years 3 months	1 year
CEO [Member] | Executive Employment Agreement [Member]
Stockholders' Deficit (Textual)
Stockholders equity, description								The calls for an option for 5,000,000 shares of our common stock at an exercise price of $0.35 per share. These options vest immediately with respect to 500,000 shares and in semi-annual installments with respect to the remaining 4,500,000 shares. The agreement also provides for Quarles to retain 2,000,000 options previously granted to him under a Consultant Stock Option Agreement in 2017, for his services on the Scientific Advisory Board, which are subject to vesting based on achievement of performance milestones. The agreement also provides for Dr. Quarles to forfeit 1,500,000 performance options previously granted to him under a Consultant Stock Option Agreement in 2017, for his services on the Scientific Advisory Board. Under the agreement, In the event of a termination of the agreement by Quarles with Good Reason, or by us without cause, any unvested options will vest upon such termination. agreement
Non Affiliated Individuals [Member] | Subsequent Event [Member]
Stockholders' Deficit (Textual)
Number of common stock issued													25,000
Mr. John E. Schultz Jr [Member] | Non Plan Option [Member]
Stockholders' Deficit (Textual)
Share-based compensation, options granted (in shares)	2,500,000
Messrs. Bradford T. Adamczyk and Jonathan R. Barcklow [Member] | Non Plan Option [Member]
Stockholders' Deficit (Textual)
Share-based compensation, options granted (in shares)	1,000,000
Vendor [Member]
Stockholders' Deficit (Textual)
Number of common stock issued																																			1,242,710
Common stock, value																																			$ 38,524
Officers [Member]
Stockholders' Deficit (Textual)
Share-based compensation expense								$ 2,549,000	$ 381,000
Employees [Member]
Stockholders' Deficit (Textual)
Share-based compensation expense								2,549,000	381,000
Consultats [Member]
Stockholders' Deficit (Textual)
Share-based compensation expense								$ 2,549,000	381,000
Share-based compensation, options granted (in shares)								6,650,000
Applied Optical Sciences Inc[Member]
Stockholders' Deficit (Textual)
Common stock, par value (in Dollars per share)								$ 0.001
Warrant to purchase								2,500,000
Warrant exercise price								$ 0.06
Excess percent of common stock								10.00%
Non affiliated Individuals [Member]
Stockholders' Deficit (Textual)
Share-based compensation, option awards, granted (in shares)		250,000
Number of options vesting monthly from grant date (in shares)		62,500
Additional vested shares		62,500
Vendors exercise price		$ 0.13
Mutual Release And Hold Harmless Agreement [Member] | Fettig Parties [Member]
Stockholders' Deficit (Textual)
Common stock, par value (in Dollars per share)			$ 0.001
Number of common stock issued			5,000,000
Compensation for legal services			$ 5,000
Fees for legal services			9,825
Additional consideration			$ 2,175
Subscription Agreements [Member] | Non Affiliated Individuals [Member]
Stockholders' Deficit (Textual)
Interest rate terms				The note is non-interest bearing
Frequency of periodic payment				To be paid in five monthly payments
Periodic payment				$ 20,000
Date of first required payment				Nov. 20, 2018
Subscription Agreements [Member] | Two Board of Director [Member]
Stockholders' Deficit (Textual)
Number of common stock issued																					1,000,000
Common stock, value																					$ 60,000
Subscription Agreements [Member] | Non Affiliated Individuals [Member]
Stockholders' Deficit (Textual)
Number of common stock issued				2,000,000												1,000,000	1,000,000	2,000,000	500,000	1,500,000		2,000,000	2,333,333	10,000,000	333,333	500,000	500,000	2,000,000	500,000	1,500,000	1,666,667	500,000	2,000,000
Common stock, value				$ 20,000												$ 60,000	$ 60,000	$ 120,000	$ 30,000	$ 90,000		$ 120,000	$ 140,000	$ 600,000	$ 20,000	$ 30,000	$ 30,000	$ 120,000	$ 30,000	$ 90,000	$ 100,000	$ 30,000	$ 120,000
Interest rate terms				The note is non-interest bearing
Frequency of periodic payment				To be paid in five monthly payments
Periodic payment				$ 20,000
Date of first required payment				Nov. 20, 2018
Note face amount				$ 100,000				$ 60,000	$ 60,000					$ 60,000
Subscription Agreements [Member] | Non Affiliated Individuals [Member] | Subsequent Event [Member]
Stockholders' Deficit (Textual)
Number of common stock issued												510,000
Common stock, value												$ 1,700,000
Subscription Agreements [Member] | 5 Non-Affiliated Individuals [Member] | Subsequent Event [Member]
Stockholders' Deficit (Textual)
Number of common stock issued													2,010,000
Common stock, value													$ 603,000
Subscription Agreements [Member] | 4 Non-Affiliated Individuals [Member]
Stockholders' Deficit (Textual)
Number of common stock issued								3,038,332
Common stock, value								$ 904,000
Subscription Agreements [Member] | 3 Non-Affiliated Individuals [Member]
Stockholders' Deficit (Textual)
Number of common stock issued															2,500,000
Common stock, value															$ 150,000
Subscription Agreements [Member] | Two Individual [Member]
Stockholders' Deficit (Textual)
Number of common stock issued																					1,000,000
Common stock, value																					$ 60,000
Subscription Agreements [Member] | Individual [Member]
Stockholders' Deficit (Textual)
Number of common stock issued																											3,333,333
Common stock, value																											$ 200,000
Financial Services Agreement [Member] | BMA Securities [Member]
Stockholders' Deficit (Textual)
Number of common stock issued																																		5,000,000
Common stock, value																																		$ 150,000